Property, Plant and Equipment, Net (Detail Textuals) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	¥ 469,408	¥ 165,960	¥ 45,013